Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2012
Registrant Name	HAWAIIAN TAX FREE TRUST
Central Index Key	0000750909
Amendment Flag	false
Document Creation Date	Nov. 01, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Jul. 25, 2012